[redacted]

10011156

Received SEC

APR 0 5 2010

Washington, DC 20549

Gary Sundick
Vice President
Listing Qualifications

<u>*By Electronic Delivery to: filer-support@sec.gov*</u>

1-32403

April 5, 2010

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on April 5, 2010, The Nasdaq Stock Market[1] (the "Exchange") received from Ivanhoe Mines Ltd. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Share Purchase Rights

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Gary N. Sundick

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[1] Ivanhoe Mines Ltd. is a Dually Listed Issuer listed on The Nasdaq Global Market and The New York Stock Exchange.